SHARE BASED COMPENSATION (Summary of Non-vested Shares) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Weighted-average fair value on grant date (RMB/Share)
Fair Value Of Shares Vested	¥ 63,100,120	¥ 70,106,939	¥ 67,773,486